Liabilities to credit institutions - Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,623,433	$ 1,328,752
Working capital loans from banks
Disclosure of detailed information about borrowings [line items]
Borrowings	1,562,847	1,300,108
Floorplan facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	73,103	33,615
Floorplan facilities | Liabilities to credit institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	43,820	16,925
Sale-leaseback facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16,766	$ 11,719